Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (100,430,000)	$ (99,233,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,354,000	3,996,000
Share-based compensation (net of amount capitalized)	2,112,000	15,873,000
Gain on lease incentive and modification	0	(1,335,000)
Loss (gain) on termination of operating lease	12,000	(160,000)
Loss on disposal of property and equipment	672,000	0
Deferred income tax	348,000	0
Changes in operating assets and liabilities
Prepaid expenses and other assets, current	(22,749,000)	(12,711,000)
Prepaid expenses and other assets, non-current	355,000	(2,650,000)
Long-term deposits	811,000	(455,000)
Right of use assets, net	2,824,000	2,593,000
Accounts payable	(783,000)	510,000
Accrued expenses and other liabilities	2,883,000	4,951,000
Lease liabilities	(1,112,000)	(1,407,000)
Net cash used in operating activities	(108,703,000)	(90,028,000)
Cash flows from investing activities:
Purchases of property and equipment	(7,272,000)	(9,209,000)
Net cash used in investing activities	(7,272,000)	(9,209,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	136,522,000	73,952,000
Proceeds from the exercise of stock options	126,000	71,000
Net cash provided by financing activities	136,648,000	74,023,000
Effect of exchange rate changes on cash and restricted cash	(1,488,000)	(7,735,000)
Net increase (decrease) in cash and restricted cash	19,185,000	(32,949,000)
Cash and restricted cash, beginning of period	154,085,000	211,430,000
Cash and restricted cash, end of period	173,270,000	178,481,000
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	1,004,000	2,872,000
Right of use assets terminated and obtained in exchange for operating lease liabilities, net	28,517,000	29,062,000
Capitalized implementation costs included in accrued expenses	11,000	144,000
Capitalized share-based compensation	0	(87,000)
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Cash	173,060,000	177,695,000
Restricted cash	210,000	786,000
Total cash and restricted cash	$ 173,270,000	$ 178,481,000